APPENDIX I


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM 24F-2



Annual Notice of Securities Sold



Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type.




1 . Name and address of issuer:
Hansberger International Series
399 Boylston Street
Boston, Massachusetts 02116


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):


Hansberger International Value Fund
Hansberger Emerging Markets Fund
Hansberger International Growth Fund
Hansberger International Core Fund


3. Investment Company Act File Number:

811-7729

Securities Act File Number

333-8919


4(a).  Last day of fiscal year for which this Form is filed:
December 31, 2007


4(b). Check box if this Form is being filed late
(ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:


(i) Aggregate sale price of securities sold during the fiscal year
Pursuant to section 24(f):                                       $488,333,043

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:                              $299,188,285


(iii) Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
to the Commission:                                                         $0

(iv) Total available redemption credits
[add Item 5(ii) and 5(iii):                                      $299,188,285


(v)  Net sales - If Item 5(i) is greater than Item 5(iv)[subtract
Item 5(iv) from Item 5(i) ]:                                     $189,144,758


(vi)  Redemption credits available for use in future years                 $0

- if Item 5(i) is less than Item 5(iv) [subtract Item
 5(iv) from Item 5(i)]:


(vii) Multiplier for determining registration fee
(See Instruction C.9):                                            x$0.0000393

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
 (enter O if no fee is due):                                          =$7,433

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered
under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then
report the amount of securities (number of shares or other units)
 deducted here:            . If there is a number
of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7.  Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year
 (see Instruction D):  +                                                   $0


8.  Total of the amount of the registration fee due plus any interest
 due [line 5(viii) plus line 7]:                                       =$7,433

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: March 27, 2008

Method of Delivery:

X
Wire Transfer

Mail or other means


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)
/S/ JOHN SGROI

John Sgroi, Assistant Treasurer

Date March 27, 2008